Average Annual Total Returns (Conservative Allocation Portfolio Annuity)	Conservative Allocation Portfolio Conservative Allocation Portfolio - Conservative Allocation Portfolio 1/1/2014 - 12/31/2014	Barclays U.S. Aggregate Float Adjusted Index Conservative Allocation Portfolio Conservative Allocation Portfolio - Conservative Allocation Portfolio 1/1/2014 - 12/31/2014	Conservative Allocation Composite Index Conservative Allocation Portfolio Conservative Allocation Portfolio - Conservative Allocation Portfolio 1/1/2014 - 12/31/2014
Variable Insurance Mixed-Asset Target Allocation Conservative Funds Average
Conservative Allocation Portfolio
Conservative Allocation Portfolio - Conservative Allocation Portfolio
1/1/2014 - 12/31/2014

Average Annual Returns for Periods Ended December 31, 2014
One Year	6.91%	5.85%	7.09%	4.30%
Since Inception	8.60%	3.01%	8.77%	7.10%